UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the year ended:                                     December 31, 2006

Check here if Amendment [_];  Amendment Number
This amendment (check only one.):        [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Thomas H. Lee Partners, L.P.
Address:          100 Federal Street, 35th Floor
                  Boston, MA 02110

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Charles P. Holden
Title:            Vice President of Finance
Phone:            (617) 227-1050

Pursuant to the requirements of Securities Exchange Act of 1934 the undersigned institutional manager has caused this report to be signed on its behalf in the City of Boston and Commonwealth of Massachusetts on the 8th day of January, 2007.

Thomas H. Lee Partners, L.P.
--------------------------------
(Name of Institutional Manager)

/s/Charles P. Holden
--------------------------------
(Signature of Person Duly Authorized to Submit This Report)

Number of Other Included Managers                             0

Form 13F Information Table Entry Total                        6

Form 13F Information Table Value Total                        $2,481,991,256

Name:                13F File No.:            Name:                13F File No.:
-----                -------------            -----                -------------

1._______________     ____________            6._______________     ____________
2._______________     ____________            7._______________     ____________
3._______________     ____________            8._______________     ____________
4._______________     ____________            9._______________     ____________
5._______________     ____________           10._______________     ____________

Part 1 of 2

Item 1                Item 2     Item 3        Item 4    Item 5                      Item 6
------                ------     ------        ------    ------                      ------
                                               Fair      Shares of
Name of              Title of    CUSIP         Market    Principal
Issuer                Class      Number        Value       Amount             Investment Discretion
                                                                      ------------------------------------
                                                                     (a) Sole   (b) Shared   (c) Shared
                                                                                 as Defined      Other
                                                                                 in Instr. V
Refco, Inc.           Common    75866G109     19,550,197  48,875,492   48,875,492

Fairpoint
Communications, Inc.  Common    305560104     73,271,483   3,866,569    3,866,569

Spectrum Brands Inc.  Common    755081106    131,479,604  12,062,349   12,062,349

Warner Music Group    Common    934550104  1,274,994,479  55,555,315   55,555,315

Fidelity National
Information Systems,  Common    31620M106    465,224,084  11,604,492   14,163,366
Inc.
                      Common    G9435N108    517,471,409  37,443,662   37,443,662
Warner Chilcott
Limited

COLUMN TOTALS                              2,481,991,256






Part 2 of 2

Item 1                  Item 7              Item 8
------                  ------              ------
                      Managers            Voting Authority
Name of                 see     --------------------------------
Issuer                 Instr. V              (Shares)

                               (a) Sole    (b) Shared   (c) No



Refco, Inc.                   48,875,492

Fairpoint
Communications, Inc.           3,866,569

Spectrum Brands Inc.          12,062,349

Warner Music Group            55,555,315

Fidelity National
Information Systems,          14,163,366
Inc.
                              37,443,662
Warner Chilcott
Limited

COLUMN TOTALS